Significant Accounting Policies, Dry-Docking and Special Survey Costs (Predecessor) (Details) - United Maritime Predecessor [Member]	6 Months Ended
Jul. 05, 2022
Minimum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Due date for next dry-docking	2 years
Maximum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Due date for next dry-docking	3 years